Intangible assets (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Balance – December 31, 2025	1,467	2,382	47	3,896
Acquisitions through business combinations	17,170	6,170	2,328	25,668
Effects of foreign exchange	(289)	(105)	(36)	(430)
Balance – March 31, 2026	18,348	8,447	2,339	29,134

Balance – December 31, 2025	1,263	1,557	47	2,867
Amortization	890	326	76	1,292
Effects of foreign exchange	(37)	(12)	(3)	(52)
Balance – March 31, 2026	2,116	1,871	120	4,107

Carrying value
Balance – December 31, 2025	204	825	—	1,029
Balance – March 31, 2026	16,232	6,576	2,219	25,027